INCOME TAXES - DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
DEFERRED TAX ASSETS
Deferred Tax Assets Pension And Postretirement Benefits	$ 1,478	$ 1,775
Deferred Tax Assets, Other Tax Carryforwards	1,067	1,516
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Share-based Compensation Cost	476	732
Deferred Tax Assets, Property, Plant and Equipment	223	212
Deferred Tax Assets Accrued Marketing And Promotion Expense	223	210
Deferred Tax Assets, Unrealized Losses on Trading Securities	61	259
Deferred Tax Assets, Inventory	35	75
Deferred Tax Assets Accrued Interest And Taxes	17	30
Deferred Tax Assets, Advance Payment	4	121
Deferred Tax Assets, Other	699	709
Deferred Tax Assets, Valuation Allowance	(457)	(505)
Deferred Tax Assets, Net of Valuation Allowance	3,826	5,134
DEFERRED TAX LIABILITIES
Deferred Tax Liabilities, Goodwill and Intangible Assets	6,168	9,403
Deferred Tax Liabilities, Property, Plant and Equipment	1,276	1,495
Deferred Tax Liabilities, Foreign Withholding Tax on Earnings to be Repatriated	244	0
Deferred Tax Liabilities, Unrealized Gains on Trading Securities	169	314
Deferred Tax Liabilities, Other	161	26
Deferred Tax Liabilities, Net	$ 8,018	$ 11,238